Statement of cash flows - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows
Cash receipts from customers	R 266,324	R 194,712	R 196,798
Cash paid to suppliers and employees	(210,186)	(149,598)	(154,414)
Cash generated by operating activities	56,138	45,114	42,384
Dividends received from equity accounted investments	3,043	37	208
Finance income received	986	837	792
Finance costs paid	(5,478)	(6,173)	(7,154)
Tax paid	(13,531)	(5,280)	(5,659)
Cash available from operating activities	41,158	34,535	30,571
Dividends paid	(49)	(46)	(31)
Dividends paid to non-controlling shareholders in subsidiaries	(859)	(446)	(810)
Cash retained from operating activities	40,250	34,043	29,730
Additions to non-current assets	(23,269)	(18,214)	(41,935)
additions to property, plant and equipment	(22,593)	(15,945)	(35,145)
additions to other intangible assets	(120)	(3)	(19)
decrease in capital project related payables	(556)	(2,266)	(6,771)
Cash movements in equity accounted investments	(67)		(284)
Proceeds on disposals and scrappings	8,484	43,214	4,285
Movement in assets held for sale	(549)	(427)
Acquisition of interest in equity accounted investments	(56)		(512)
Purchase of investments	(95)	(124)	(121)
Proceeds from sale of investments	26	168	483
Decrease/(increase) in long-term receivables	449	476	(466)
Cash (used in)/received from investing activities	(15,077)	25,093	(38,550)
Proceeds from long-term debt	88	26,057	36,487
Repayment of long-term debt	(12,086)	(61,454)	(28,335)
Payment of lease liabilities	(2,264)	(2,180)	(2,061)
Repayment of debt held for sale	(704)	(980)
Proceeds from short-term debt	28	9	19,998
Repayment of short-term debt	(15)	(19,717)	(977)
Cash (used in)/generated by financing activities	(14,953)	(58,265)	25,112
Translation effects on cash and cash equivalents	1,759	(2,916)	3,607
Increase/(decrease) in cash and cash equivalents	11,979	(2,045)	19,899
Cash and cash equivalents at the beginning of year	30,988	34,094	15,819
Reclassification to disposal groups held for sale and other long-term investments		(1,061)	(1,624)
Cash and cash equivalents at the end of the year	R 42,967	R 30,988	R 34,094